Statutory Reserves and Restricted Net Assets (Details)	12 Months Ended
	Aug. 31, 2024 CNY (¥)	Aug. 31, 2023 CNY (¥)	Aug. 31, 2022 CNY (¥)	Aug. 31, 2024 USD ($)
Statutory Reserves and Restricted Net Assets [Line Items]
Percentage of after-tax income	10.00%
Percentage of registered capital	50.00%
Reserve fund	¥ 16,535,000	¥ 20,155,000	¥ 11,474	$ 2,332,000
Development fund
Paid in capital	115,494,000
Additional paid in capital | $				$ 69,213
Statutory reserves	16,647,000
Restricted net assets	¥ 132,142,000
Private School Sector [Member]
Statutory Reserves and Restricted Net Assets [Line Items]
Percentage of after-tax income	25.00%
Additional Paid-in Capital [Member]
Statutory Reserves and Restricted Net Assets [Line Items]
Additional paid in capital	¥ (1,000)
Statutory Surplus Reserve Fund [Member]
Statutory Reserves and Restricted Net Assets [Line Items]
Reserve fund	¥ 54,000	¥ 5,007,000